Other current receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other current receivables [Abstract]
Other current receivables

	As of
	December 31,
In CHF thousands	2023	2022
Other current receivable	45	124
Swiss VAT	259	249
Withholding tax	318	19
Total other current receivables	622	392